Variable Interest Entities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Variable Interest Entity [Line Items]
Assets	$ 9,783,000,000	[1]	$ 9,295,000,000	[1]	$ 9,446,000,000
Variable Interest Entities, Other Disclosures
Investments in unconsolidated entities	480,000,000		453,000,000		451,000,000
Capital contributions, loans or advances	152,000,000		821,000,000		$ 98,000,000
Net income attributable to noncontrolling interests, net of tax | King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment	6,000,000
Net income attributable to TDS shareholders | King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment	(6,000,000)
Unconsolidated Variable Interest Entities
Variable Interest Entities, Other Disclosures
Investments in unconsolidated entities	4,000,000		4,000,000
USCC EIP LLC
Variable Interest Entities, Other Disclosures
Capital contributions, loans or advances	116,000,000		$ 790,000,000
Aquinas Wireless, L.P.
Variable Interest Entity [Line Items]
Assets	$ 0

[1]	The consolidated total assets as of December 31, 2018 and 2017, include assets held by consolidated variable interest entities (VIEs) of $848 million and $765 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2018 and 2017, include certain liabilities of consolidated VIEs of $21 million for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 14 — Variable Interest Entities for additional information.